UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105
                                                     ---------

                Oppenheimer Quest International Value Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                      Date of reporting period: 08/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS--96.2%
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.3%
-------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Continental AG                                                    97,451   $    12,716,368
-------------------------------------------------------------------------------------------
AUTOMOBILES--4.6%
Bayerische Motoren Werke (BMW) AG                                395,901        24,307,995
-------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                244,235        18,116,547
-------------------------------------------------------------------------------------------
Toyota Motor Corp.                                               210,320        12,200,445
                                                                           ----------------
                                                                                54,624,987
-------------------------------------------------------------------------------------------
DISTRIBUTORS--0.8%
Medion AG 1                                                      509,021         9,652,316
-------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Compass Group plc                                              1,499,030         9,822,867
-------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.7%
Barratt Developments plc                                         150,800         2,823,110
-------------------------------------------------------------------------------------------
First Juken Co. Ltd. 2                                         2,191,000        11,448,087
-------------------------------------------------------------------------------------------
Haseko Corp. 1                                                13,400,000        36,106,745
-------------------------------------------------------------------------------------------
Taylor Wimpey plc                                              2,302,990        16,124,227
-------------------------------------------------------------------------------------------
Waterford Wedgwood plc 1                                      45,972,928         2,004,051
                                                                           ----------------
                                                                                68,506,220
-------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.3%
Sega Sammy Holdings, Inc.                                      1,007,166        15,416,319
-------------------------------------------------------------------------------------------
MEDIA--2.6%
British Sky Broadcasting Group plc                               873,097        11,891,385
-------------------------------------------------------------------------------------------
Vivendi SA                                                       467,170        19,098,425
                                                                           ----------------
                                                                                30,989,810
-------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
Aoyama Trading Co.                                               335,538         9,070,161
-------------------------------------------------------------------------------------------
DSG International plc                                          2,413,990         7,544,175
-------------------------------------------------------------------------------------------
Kingfisher plc                                                 3,553,910        14,940,223
-------------------------------------------------------------------------------------------
Signet Group plc                                               7,673,120        14,620,034
                                                                           ----------------
                                                                                46,174,593
-------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Aksa Akrilik Kimya Sanayii AS 2                                9,604,001        23,940,730
-------------------------------------------------------------------------------------------
Asics Corp.                                                      591,000         7,656,102
                                                                           ----------------
                                                                                31,596,832
-------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
-------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Heineken NV                                                      177,000        11,272,329
-------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Tesco plc                                                      2,192,941        18,882,240
-------------------------------------------------------------------------------------------
FOOD PRODUCTS--4.3%
Nestle SA                                                         72,301        31,581,272
-------------------------------------------------------------------------------------------
Unilever NV                                                      647,472        19,783,671
                                                                           ----------------
                                                                                51,364,943
-------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Coreana Cosmetics Co. Ltd. 1,2                                 4,457,197         6,127,874


              1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Amorepacific Corp.                                                 6,877   $     4,873,926
-------------------------------------------------------------------------------------------
Pacific Corp.                                                     47,706         9,482,222
                                                                           ----------------
                                                                                14,356,148
-------------------------------------------------------------------------------------------
ENERGY--6.5%
-------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Petroleum Geo-Services ASA                                       522,800        12,215,061
-------------------------------------------------------------------------------------------
Seabird Exploration Ltd. 1                                     2,989,163        13,279,358
                                                                           ----------------
                                                                                25,494,419
-------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.4%
Eni SpA                                                          805,700        27,856,182
-------------------------------------------------------------------------------------------
Thai Oil Public Co. Ltd. 3                                     2,051,500         4,903,031
-------------------------------------------------------------------------------------------
Total SA                                                         257,840        19,406,141
                                                                           ----------------
                                                                                52,165,354
-------------------------------------------------------------------------------------------
FINANCIALS--21.6%
-------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Credit Suisse Group                                              137,795         9,026,260
-------------------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd.                                    232,100         2,639,915
-------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                       581,200        10,289,835
-------------------------------------------------------------------------------------------
RHJ International Ltd. 1                                         559,598         9,971,041
                                                                           ----------------
                                                                                31,927,051
-------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.9%
ABN AMRO Holding NV                                              431,487        20,144,084
-------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                           763,800        14,254,659
-------------------------------------------------------------------------------------------
Bank of Ireland                                                1,573,855        29,255,003
-------------------------------------------------------------------------------------------
Credit Agricole SA                                               607,423        22,920,686
-------------------------------------------------------------------------------------------
Danske Bank AS                                                   147,800         6,068,011
-------------------------------------------------------------------------------------------
National Bank of Greece SA                                       158,100         9,367,628
-------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                         1,469,246        17,018,808
                                                                           ----------------
                                                                               119,028,879
-------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Investor AB, B Shares                                            573,463        14,091,430
-------------------------------------------------------------------------------------------
INSURANCE--6.8%
Aegon NV                                                       1,655,935        30,205,113
-------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                580,173        18,628,321
-------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                            393,402        33,095,362
                                                                           ----------------
                                                                                81,928,796
-------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Emperor Entertainment Hotel Ltd.                              31,203,000         7,322,138
-------------------------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.                                   8,436,000         5,121,468
                                                                           ----------------
                                                                                12,443,606
-------------------------------------------------------------------------------------------
HEALTH CARE--7.1%
-------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Mediceo Paltac Holdings Co. Ltd.                                 636,640         9,786,849
-------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.6%
iSOFT Group plc 1                                              5,699,932         7,872,358
-------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
GlaxoSmithKline plc                                              658,316        17,188,927
-------------------------------------------------------------------------------------------


              2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
-------------------------------------------------------------------------------------------
Novartis AG                                                      317,455   $    16,740,637
-------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                202,760        16,550,484
-------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                   255,300        17,582,774
                                                                           ----------------
                                                                                68,062,822
-------------------------------------------------------------------------------------------
INDUSTRIALS--11.5%
-------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                                        515,837        12,177,767
-------------------------------------------------------------------------------------------
AIRLINES--3.0%
Deutsche Lufthansa AG                                            396,009        11,560,692
-------------------------------------------------------------------------------------------
Jazz Air Income Fund                                           2,014,200        14,725,023
-------------------------------------------------------------------------------------------
Turk Hava Yollari Anonim Ortakligi 1                           1,455,600        10,135,164
                                                                           ----------------
                                                                                36,420,879
-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.8%
Corporate Express                                                837,000         9,425,955
-------------------------------------------------------------------------------------------
Quebecor World, Inc. 1                                         1,632,799        14,565,309
-------------------------------------------------------------------------------------------
Sperian Protection                                                68,200         9,346,284
                                                                           ----------------
                                                                                33,337,548
-------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.5%
Joongang Construction Co. Ltd. 2                                 629,525        13,485,508
-------------------------------------------------------------------------------------------
Technical Olympic SA 1                                         3,957,761         8,349,265
-------------------------------------------------------------------------------------------
Vinci SA                                                         110,850         7,888,519
                                                                           ----------------
                                                                                29,723,292
-------------------------------------------------------------------------------------------
MACHINERY--0.6%
GEA Group AG 1                                                   230,108         7,501,205
-------------------------------------------------------------------------------------------
MARINE--1.0%
Evergreen Marine Corp.                                        18,998,000        12,374,960
-------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.6%
Master Marine AS 1,3                                           3,258,500         6,986,432
-------------------------------------------------------------------------------------------
Master Marine AS 1,3                                              84,000           180,101
                                                                           ----------------
                                                                                 7,166,533
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.5%
-------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
Nokia Oyj                                                        729,700        24,025,786
-------------------------------------------------------------------------------------------
SunCorp Technologies Ltd. 1                                   30,390,000         1,431,609
-------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                      2,584,200         9,626,638
                                                                           ----------------
                                                                                35,084,033
-------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.8%
Fujitsu Ltd.                                                   1,765,613        12,061,490
-------------------------------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                              1,630,800        21,210,681
                                                                           ----------------
                                                                                33,272,171
-------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Grande Holdings Ltd. (The)                                        90,000            36,473
-------------------------------------------------------------------------------------------
Nichicon Corp.                                                   713,000         9,370,926
                                                                           ----------------
                                                                                 9,407,399
-------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                                      216,930        12,402,423


              3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------
MATERIALS--3.5%
-------------------------------------------------------------------------------------------
CHEMICALS--1.1%
Arkema 1                                                         146,824   $     9,116,497
-------------------------------------------------------------------------------------------
Polynt SpA                                                     1,046,144         4,432,089
                                                                           ----------------
                                                                                13,548,586
-------------------------------------------------------------------------------------------
METALS & MINING--1.9%
Arcelor Mittal                                                   133,905         8,823,268
-------------------------------------------------------------------------------------------
Hindalco Industries Ltd.                                       3,639,700        14,060,150
                                                                           ----------------
                                                                                22,883,418
-------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                                 1,885,100         5,214,875
-------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.0%
-------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
Cable & Wireless plc 4                                         2,570,267         8,866,921
-------------------------------------------------------------------------------------------
France Telecom SA                                                694,390        21,016,640
-------------------------------------------------------------------------------------------
Telecom Italia SpA                                             3,651,300         8,182,199
-------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                            5,719,800        10,124,870
                                                                           ----------------
                                                                                48,190,630
-------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.0%
KDDI Corp.                                                         1,436        11,099,577
-------------------------------------------------------------------------------------------
Vodafone Group plc                                             3,790,792        12,261,829
                                                                           ----------------
                                                                                23,361,406
-------------------------------------------------------------------------------------------
UTILITIES--0.7%
-------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                                 146,480         8,905,944
                                                                           ----------------
Total Common Stocks (Cost $1,022,134,879)                                    1,155,278,479

                                                               PRINCIPAL
                                                                  AMOUNT
-------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.2%
-------------------------------------------------------------------------------------------
AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts., 2/23/12         $  9,654,000        11,246,910
-------------------------------------------------------------------------------------------
Master Marine AS, 6% Cv. Nts., 6/1/10 3 [NOK]                 15,126,000         2,594,489
                                                                           ----------------
Total Convertible Corporate Bonds and Notes
  (Cost $13,426,165)                                                            13,841,399

                                                                  SHARES
-------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.2%
-------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
  Cl. E, 5.44% 2,5 (Cost $25,970,156)                         25,970,156        25,970,156
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,061,531,200)                   99.6%    1,195,090,034
-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.4         5,349,203

                                                            -------------------------------
NET ASSETS                                                         100.0%  $ 1,200,439,237
                                                            ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK      Norwegian Krone

1. Non-income producing security.


              4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES          GROSS          GROSS             SHARES
                                                        NOVEMBER 30, 2006      ADDITIONS     REDUCTIONS    AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                   7,315,909      2,288,092             --          9,604,001

Coreana Cosmetics Co. Ltd.                                      3,802,657        654,540             --          4,457,197

First Juken Co. Ltd.                                            1,306,050        884,950             --          2,191,000

Joongang Construction Co. Ltd.                                    465,485        164,040             --            629,525

Oppenheimer Institutional Money Market Fund, Cl. E             31,212,445    416,543,884    421,786,173         25,970,156

                                                                                                                  DIVIDEND
                                                                                                  VALUE             INCOME
---------------------------------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                                              $ 23,940,730    $       890,233

Coreana Cosmetics Co. Ltd.                                                                    6,127,874                 --

First Juken Co. Ltd.                                                                         11,448,087            133,120

Joongang Construction Co. Ltd.                                                               13,485,508            212,184

Oppenheimer Institutional Money Market Fund, Cl. E                                           25,970,156            924,964
                                                                                           --------------------------------
                                                                                           $ 80,972,355    $     2,160,501
                                                                                           ================================

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2007 was $14,664,053, which represents 1.22% of the Fund's net assets. See accompanying Notes.

4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

5. Rate shown is the 7-day yield as of August 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
Japan                                                 $   207,248,273    17.3%
United Kingdom                                            159,857,104    13.4
France                                                    137,521,443    11.5
The Netherlands                                            99,654,420     8.3
Switzerland                                                90,443,531     7.6
Germany                                                    65,738,576     5.5
Italy                                                      59,098,791     4.9
Korea, Republic of South                                   52,086,077     4.4
Ireland                                                    45,513,713     3.8
Norway                                                     35,255,441     3.0
Turkey                                                     34,075,894     2.9
Canada                                                     29,290,332     2.5
United States                                              25,970,156     2.2
Finland                                                    24,025,786     2.0
Sweden                                                     23,718,068     2.0
Greece                                                     17,716,893     1.5
Australia                                                  16,461,785     1.4
India                                                      14,060,150     1.2
Taiwan                                                     12,374,960     1.0
Mexico                                                     10,124,870     0.8
Belgium                                                     9,971,041     0.8
Bermuda                                                     7,322,138     0.6
Denmark                                                     6,068,011     0.5
China                                                       5,121,468     0.4
Thailand                                                    4,903,031     0.4
Hong Kong                                                   1,468,082     0.1
                                                      --------------------------
Total                                                 $ 1,195,090,034   100.0%
                                                      ==========================


              5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


              6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of August 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                       EXPIRATION   CONTRACT AMOUNT       VALUATION AS OF     UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                        DATES            (000S)       AUGUST 31, 2007   APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)                      9/4/07               135  CAD  $       127,818   $        794   $          --
Indian Rupee (INR)                         9/3/07             2,680  INR           65,561            111              --
South Korean Won (KRW)                     9/3/07           222,016  KRW          236,663            225              --
                                                                                            -----------------------------
                                                                                                   1,130              --
                                                                                            -----------------------------
CONTRACTS TO SELL
British Pounds Sterling (GBP)              9/4/07               180  GBP          363,106            197              74
Euro (EUR)                         9/4/07-9/28/07            59,001  EUR       80,473,110         11,899       1,232,401
Japanese Yen (JPY)                        9/28/07         3,300,000  JPY       28,613,142             --           2,079
                                                                                            -----------------------------
                                                                                                  12,096       1,234,554
                                                                                            -----------------------------
Total unrealized appreciation and depreciation                                              $     13,226   $   1,234,554
                                                                                            =============================

ILLIQUID SECURITIES

As of August 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


              7 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                                  $ 1,063,605,475
Federal tax cost of other investments                                 5,065,506
                                                                ----------------
Total federal tax cost                                          $ 1,068,670,981
                                                                ================

Gross unrealized appreciation                                   $   190,603,384
Gross unrealized depreciation                                       (59,362,329)
                                                                ----------------
Net unrealized appreciation                                     $   131,241,055
                                                                ================


              8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 10/09/2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 10/09/2007


By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 10/09/2007